Certain Balance Sheet Components Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable, Net (Line Items]
Trade receivables, net of allowance	$ 328,845	$ 328,811
Unbilled receivables	42,796	42,851
Total accounts receivable, net	371,641	371,662
Allowance for doubtful accounts	$ 6,049	$ 9,045	$ 6,339